Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets And Goodwill [Abstract]
Summary of Intangible Assets

TCHF	Technologies, patents and trademarks	Licenses	In-process research and development	Goodwill	Total
Historical cost
January 1, 2021	—	—	30,800	—	30,800

Addition	—	13,729	—	—	13,729
Business combination	39,357	—	101,595	8,658	149,610
December 31, 2021	39,357	13,729	132,395	8,658	194,139

Addition	174	—	314	—	488
December 31, 2022	39,531	13,729	132,709	8,658	194,627

Accumulated amortization and impairment
January 1, 2021	—	—	—	—	—

Amortization	(1,840)	—	—	—	(1,840)
December 31, 2021	(1,840)	—	—	—	(1,840)

Amortization	(3,448)	—	—	—	(3,448)
Impairment	(24,255)	—	(529)	(1,640)	(26,424)
December 31, 2022	(29,543)	—	(529)	(1,640)	(31,712)

Carrying amount per class
December 31, 2021	37,517	13,729	132,395	8,658	192,299
December 31, 2022	9,988	13,729	132,180	7,018	162,915

Carrying amount per asset
PKU Golike	4,678	—	—	—	4,678
Diclofenac	5,310	—	—	360	5,670
ACER-001	—	13,729	—	641	14,370
RLF-100	—	—	81,516	3,805	85,321
RLF-TD011	—	—	47,392	2,212	49,604
Sentinox	—	—	2,958	—	2,958
RLF-OD32	—	—	314	—	314
Other	—	—	—	—	—
December 31, 2022	9,988	13,729	132,180	7,018	162,915

PKU Golike	30,236	—	—	1,458	31,694
Diclofenac	6,907	—	—	360	7,267
ACER-001	—	13,729	—	641	14,370
RLF-100	—	—	81,516	3,805	85,321
RLF-TD011	—	—	47,392	2,212	49,604
Sentinox	—	—	3,487	163	3,650
Other	374	—	—	19	393
December 31, 2021	37,517	13,729	132,395	8,658	192,299